FINANCIAL RISK MANAGEMENT - Schedule Of Foreign Currency Risk On Net Working Capital and Sensitivity Analysis (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Foreign Currency Fair Value Hedge Derivative [Line Items]
Cash	$ 4,085	$ 793
Accounts payable	(144,313)	$ (385,877)
Canadian Dollar [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Cash	3,899
Accounts payable	(138,709)
Loan	(40,000)
Total foreign currency working capital	(174,810)
US$ exchange rate at December 31, 2021	0.7888
Total foreign currency net working capital in US$	(137,890)
Impact of a 10% strengthening of the US$ on net income	$ (13,789)